Accrued Expenses and Other Current Liabilities (Details Narrative) $ in Millions	9 Months Ended
Jun. 30, 2024 USD ($)
Payables and Accruals [Abstract]
Reduced research and development expenses	$ 1.0
Reduced general and administrative expenses	$ 0.9